Risk/Return Detail Data - FidelityMSCISectorIndexETFs-ComboPRO	Nov. 29, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Covington Trust
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® MSCI Financials Index ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® MSCI Financials Index ETF seeks to provide investment returns that correspond, before fees and expenses, generally to the performance of the MSCI USA IMI Financials 25/50 Index.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3 % of the average value of its portfolio.
Portfolio Turnover, Rate	3.00%
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing at least 80% of assets in securities included in the fund's underlying index. The fund's underlying index is the MSCI USA IMI Financials 25/50 Index, which represents the performance of the financial sector in the U.S. equity market. Using a representative sampling indexing strategy to manage the fund. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the index. The fund may or may not hold all of the securities in the MSCI USA IMI Financials 25/50 Index.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to December 1, 2020, the fund compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	20.82%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Dec. 31, 2020
Highest Quarterly Return	25.33%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(33.09%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | Fidelity MSCI Financials Index ETF
Risk/Return:
Management fee	0.084%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.084%
1 year	$ 9
3 years	27
5 years	47
10 years	$ 108
2014	13.98%
2015	(0.62%)
2016	24.74%
2017	19.98%
2018	(13.36%)
2019	31.62%
2020	(2.16%)
2021	35.10%
2022	(12.24%)
2023	14.03%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | Return Before Taxes | Fidelity MSCI Financials Index ETF
Risk/Return:
Label	Return Before Taxes
Past 1 year	14.03%
Past 5 years	11.73%
Past 10 years	9.84%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | After Taxes on Distributions | Fidelity MSCI Financials Index ETF
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	13.44%
Past 5 years	11.11%
Past 10 years	9.23%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | After Taxes on Distributions and Sales | Fidelity MSCI Financials Index ETF
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	8.62%
Past 5 years	9.24%
Past 10 years	7.91%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | IXWMZ
Risk/Return:
Label	Fidelity MSCI Financials Index ETF Capped Linked Index℠
Past 1 year	14.14%
Past 5 years	11.83%
Past 10 years	9.95%
FidelityMSCISectorIndexETFs-ComboPRO | Fidelity MSCI Financials Index ETF | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%